Stock-Based Compensation (Details 4) (Restricted Stock Units Market Condition [Member], AUD)	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011 Y
Restricted Stock Units Market Condition [Member]
Details of restricted stock grants valued under assumptions
Date of grant	Sep. 15, 2011	Sep. 15, 2010
Dividend yield (per annum)	2.00%	0.00%
Expected volatility	51.90%	50.60%
Risk free interest rate	1.00%	1.50%
Expected life in years	3.0	3.0
JHX stock price at grant date	5.64	5.94
Number of restricted stock units	954,705	951,194